Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes (Textual)
Tax credit carry forwards	$ 10
Expected state net operating losses to be utilized	87
Expected foreign net operating losses to be utilized	2
Unrecognized tax benefits	143	195	185	160
Unrecognized tax benefits that would reduce the effective income tax rate	75
Anticipated decrease in unrecognized tax benefits over the next 12 months (approximately)	26
Change in previously accrued income tax expense related to audits	(12)
Change in previously accrued income tax expense related to tax returns	(81)
Reduction for tax positions related to prior years as a result of a lapse of statute of limitations	(76)		(31)
Accrued potential interest included within current and non-current income taxes payable	11	21
Accrued potential interest included within current and non-current income taxes payable, after income taxes	7	12
Potential penalties	8	9
Expense (benefit) for interest related items included in income tax expense	6.0	0.3	3.0
Undistributed earnings of non-U.S. companies	288
Capital loss carryforwards	20
Deferred tax asset related to capital loss carryforwards	7
State [Member]
Income Taxes (Textual)
Net operating loss carryforwards	95
Foreign [Member]
Income Taxes (Textual)
Net operating loss carryforwards	$ 20